Long-Term Investments, Net	6 Months Ended
Sep. 30, 2024
Long-Term Investments, Net [Abstract]
LONG-TERM INVESTMENTS, NET

5. LONG-TERM INVESTMENTS, NET

Long-term investments, net consist of investments in non-marketable securities as the following:

	Ownership interest	As of September 30, 2024
	%	$’000
Non-marketable equity securities:
Investment A	2.47%	33
Investment B	4.35%	368
Investment C	4.90%	-	*
Net carrying value		401

*	Less than $1,000

The Company does not have significant influence over the equity investments. Since such investment does not have readily determinable fair values, the Company elected to account for the investments by using alternative measurement. The long-term investments, net are reported at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer.

On May 28, 2024, the Company entered into a share purchase agreement with certain shareholder of Investment A, which wholly owns a virtual assets investment manager in Hong Kong. Pursuant to which, the Company acquired 2.47% of the total outstanding share capital of Investment A for an aggregate purchase price of $290,000.

On August 2, 2024, the Company entered into a share subscription agreement to subscribe 10 ordinary shares of Investment B, an investment holding company, in which one of its subsidiaries has been licensed by the HKSFC in Hong Kong, for a total subscription price of $368,000. The transaction is closed on August 23, 2024.

On September 13, 2024, SPW acquired 4.90% of equity interest of Investment C, a money lenders company in Hong Kong, for a total cash consideration of HKD 49.

The following table presents the movement of investments as of September 30, 2024:

As of September 30, 2024
$’000
Beginning balance	-
Additions	658
Impairment loss of long-term investment – Investment A	(259)
Foreign exchange translation effect	2
Ending balance	401

As of September 30, 2024, cumulative unrealized impairment of $259,000 is included in the carrying value of the Company’s long-term investments, net.

For the six months ended September 30, 2024, impairment loss of long-term investments of $259,000 is recorded in the Company’s unaudited interim condensed consolidated statements of (loss) income and comprehensive (loss) income.